Employee benefits - Sensitivity analysis (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption	0.50%
Decrease in actuarial assumption	0.50%
Increase/(decrease) in defined benefit obligation, assuming increase in actuarial assumption	$ 10,431
Increase/(decrease) in defined benefit obligation, assuming decrease in actuarial assumption	$ 11,589
Statutory minimum wage increase rate
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption	0.50%
Decrease in actuarial assumption	0.50%
Increase/(decrease) in defined benefit obligation, assuming increase in actuarial assumption	$ 11,197
Increase/(decrease) in defined benefit obligation, assuming decrease in actuarial assumption	$ 10,789
Salary increase rate
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption	0.50%
Decrease in actuarial assumption	0.50%
Increase/(decrease) in defined benefit obligation, assuming increase in actuarial assumption	$ 11,678
Increase/(decrease) in defined benefit obligation, assuming decrease in actuarial assumption	$ 10,380